LEASES - Lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Lease with a term of 12 months or less	$ 3.1	$ 6.5
Leases of low-value assets	0.2	0.3
Leases with variable lease payments	41.4	36.5
Total	$ 44.7	$ 43.3